Note 22 - Interest-Bearing Loans and Borrowings - Liabilities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018 [1]
Statement Line Items [Line Items]
Balance, non-current	R$ 2,409.7	R$ 2,162.4	R$ 2,831.2
Balance, current	653.1	1,941.1	R$ 1,699.3
Secured bank loans [member]
Statement Line Items [Line Items]
Balance, non-current	284.5	434.7
Balance, current	176.7	1,404.8
Unsecured bank loans [member]
Statement Line Items [Line Items]
Balance, non-current	212.6	212.3
Balance, current	0.1	86.6
Debentures and unsecured bond issues [member]
Statement Line Items [Line Items]
Balance, non-current	106.6	104.7
Other unsecured loans [member]
Statement Line Items [Line Items]
Balance, non-current	94.1	99.0
Balance, current	40.3	39.2
Lease liabilities [member]
Statement Line Items [Line Items]
Balance, non-current	1,711.9	1,311.7
Balance, current	R$ 436.0	R$ 410.5

[1]	2018 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).